Share Capital and Capital Surplus - Changes in Issued Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Shares issued beginning balance	82,624,377	84,571,230
Retirement of treasury shares	(1,691,425)	(1,946,853)
Shares issued ending balance	80,932,952	82,624,377
Treasury shares beginning balance	(7,003,598)	(8,695,023)
Retirement of treasury shares	1,691,425	1,946,853
Treasury shares ending balance	(5,312,173)	(7,003,598)
Number of outstanding shares beginning balance	75,620,779	75,876,207
Number of outstanding shares ending balance	75,620,779	75,620,779
Acquisition of treasury shares		(255,428)
Acquisition of treasury shares		(255,428)